Risk Report - Asset Quality - Non-impaired past due loans at amortized cost by past due status (Detail) - Non-impaired past due loans [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Total [Member]
Nonimpaired Past Due Loan Exposure [Line Items]
Loans	€ 4,255	€ 3,363
Loans less than 30 days past due
Nonimpaired Past Due Loan Exposure [Line Items]
Loans	2,747	2,116
Loans 30 or more but less than 60 days past due
Nonimpaired Past Due Loan Exposure [Line Items]
Loans	482	494
Loans 60 or more but less than 90 days past due
Nonimpaired Past Due Loan Exposure [Line Items]
Loans	250	268
Loans 90 days or more past due
Nonimpaired Past Due Loan Exposure [Line Items]
Loans	€ 776	€ 484